Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023 [1]
CURRENT ASSETS
Total current assets	$ 117,409	$ 133,575	[1]		$ 356,092
Non-current assets	1,013,814	921,451	[1]		660,456
Non-current liabilities	(21)	(11,155)	[1]		$ (8,429)
NET (LOSS)/INCOME	(15,240)	1,288,369		$ (93,568)
Ganfeng
CURRENT ASSETS
Sales	14,625
Minera Exar S.A.
CURRENT ASSETS
Total current assets	312,354	236,027
Non-current assets	1,479,969	1,324,668
Current liabilities - Third-party loans	(161,059)	(314,109)
Current liabilities - loans from Exar Capital	(584,474)	(265,881)
Derivative liability on loans from Exar Capital	(53,211)	(62,688)
Other payables to Exar Capital	(32,122)	(24,084)
Other current liabilities	(40,702)	(53,821)
Non-current liabilities - third-party loans	(49,315)	(36,242)
Non-current liabilities - loans from Exar Capital	(455,821)	(501,066)
Non-current liabilities - loans from PGCo	(67,355)
Derivative liability on loans from Exar Capital and PGCo	(47,352)	(43,460)
Other non-current liabilities	(88,997)	(14,593)
Net assets	211,915	244,751
Sales	197,685	34,521
Cost of sales	(177,980)	(27,799)
Gross profit	19,705	6,722
Other losses	(52,540)	122,821		(131,868)
NET (LOSS)/INCOME	(32,835)	(129,543)		(131,868)
Exar Capital B.V.
CURRENT ASSETS
Current assets - Loans advanced to Minera Exar	584,474	265,881
Current assets - Other receivables from Minera Exar	32,122	24,084
Other current assets	15,235	88,687
Total current assets	631,831	378,652
Non-current assets - Loans advanced to Minera Exar	455,821	501,066
Other current liabilities	(24,894)	(10,967)
Non-current liabilities	(13,155)	(19,348)
Net assets	67,182	73,724
Interest income on loans to Minera Exar	113,364	83,357		58,614
Other losses	(12,454)	(12,472)		(7,353)
NET (LOSS)/INCOME	(6,541)	(9,142)		4,204
Exar Capital B.V. | Lithium Americas
CURRENT ASSETS
Current liabilities Loans Received	(380,415)	(320,869)
Interest expense	(44,043)	(33,067)		(17,602)
Exar Capital B.V. | Ganfeng
CURRENT ASSETS
Current liabilities Loans Received	(602,006)	(454,810)
Interest expense	$ (63,408)	$ (46,960)		$ (29,455)

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.